Consolidated Statements of Changes in Equity/(Deficit) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share [Member] CNY (¥) shares	Ordinary share [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated deficits [Member] CNY (¥)	Accumulated deficits [Member] USD ($)	Total Yingli Green Energy shareholders' deficit [Member] CNY (¥)	Total Yingli Green Energy shareholders' deficit [Member] USD ($)	Non-controlling interests [Member] CNY (¥)	Non-controlling interests [Member] USD ($)
Balance at Dec. 31, 2014	¥ 1,301,681		¥ 13,791		¥ 7,234,810		¥ (127,331)		¥ 312,110		¥ (7,650,744)		¥ (217,364)		¥ 1,519,045
Balance (in shares) at Dec. 31, 2014 | shares			187,490,478	187,490,478			(5,726,708)	(5,726,708)
Net loss	(5,898,836)										(5,600,526)		(5,600,526)		(298,310)
Foreign currency exchange translation adjustment, net of nil tax	(121,215)		¥ 0		0		¥ 0		(131,336)		0		(131,336)		10,121
Cash flow hedging derivatives, net of nil tax	(749)		0		0		0		(749)		0		(749)		0
Share-based compensation	11,950		0		11,950		0		0		0		11,950		0
Capital injection from non-controlling interests holders	18		0		0		0		0		0		0		18
Purchase of non-controlling interest	(5,000)		0		0		0		0		(1,659)		(1,659)		(3,341)
Derecognize a subsidiary of the Group	0
Balance at Dec. 31, 2015	(4,712,151)		¥ 13,791		7,246,760		¥ (127,331)		180,025		(13,252,929)		(5,939,684)		1,227,533
Balance (in Shares) at Dec. 31, 2015 | shares			187,490,478	187,490,478			(5,726,708)	(5,726,708)
Net loss	(2,118,969)										(2,097,654)		(2,097,654)		(21,315)
Foreign currency exchange translation adjustment, net of nil tax	(223,436)		¥ 0		0		¥ 0		(234,676)		0		(234,676)		11,240
Cash flow hedging derivatives, net of nil tax	0
Share-based compensation	1,480		0		1,480		0		0		0		1,480		0
Purchase of non-controlling interest	(138,380)		0		0		0		0		(77,843)		(77,843)		(60,537)
Derecognize a subsidiary of the Group	(743)		0		0		0		0		0		0		(743)
Balance at Dec. 31, 2016	(7,192,199)		¥ 13,791		7,248,240		¥ (127,331)		(54,651)		(15,428,426)		(8,348,377)		1,156,178
Balance (in Shares) at Dec. 31, 2016 | shares			187,490,478	187,490,478			(5,726,708)	(5,726,708)
Net loss	(3,450,858)	$ (530,387)									(3,318,028)		(3,318,028)		(132,830)
Foreign currency exchange translation adjustment, net of nil tax	164,518	25,286	¥ 0		0		¥ 0		174,243		0		174,243		(9,725)
Cash flow hedging derivatives, net of nil tax	0	0
Share-based compensation	1,073		0		1,073		0		0		0		1,073		0
Purchase of non-controlling interest	(15,000)		0		8,376		0		0		0		8,376		(23,376)
Derecognize a subsidiary of the Group	0
Balance at Dec. 31, 2017	¥ (10,492,466)	$ (1,612,662)	¥ 13,791	$ 2,120	¥ 7,257,689	$ 1,115,486	¥ (127,331)	$ (19,570)	¥ 119,592	$ 18,381	¥ (18,746,454)	$ (2,881,277)	¥ (11,482,713)	$ (1,764,860)	¥ 990,247	$ 152,198
Balance (in Shares) at Dec. 31, 2017 | shares			187,490,478	187,490,478			(5,726,708)	(5,726,708)